Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Shares	Treasury Shares	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings
Beginning Balance (in shares) at Dec. 31, 2012		216,902
Beginning Balance at Dec. 31, 2012	$ 2,315,248	$ 2,169	$ 0	$ 2,349,544	$ (58,416)	$ 21,951
Beginning Balance (in shares) at Dec. 31, 2012			7,198
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation plan (in shares)		133	(133)
Shares issued under share-based compensation plan	0	$ 1		(1)
Share-based compensation	9,315			9,315
Other comprehensive income (loss)	49,859				49,859
Net income	25,502					25,502
Ending Balance (in shares) at Dec. 31, 2013		217,035
Ending Balance at Dec. 31, 2013	2,399,924	$ 2,170	$ 0	2,358,858	(8,557)	47,453
Ending Balance (in shares) at Dec. 31, 2013			7,065
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation plan (in shares)		418	(418)
Shares issued under share-based compensation plan	95	$ 5		90
Issuance of common shares to treasury (in shares)			8,670
Shares repurchased (in shares)		(1,669)	1,669
Shares repurchased	(8,240)		$ (8,240)
Share-based compensation	10,484			10,484
Other comprehensive income (loss)	(11,648)				(11,648)
Net income	188,257					188,257
Ending Balance (in shares) at Dec. 31, 2014		215,784
Ending Balance at Dec. 31, 2014	2,578,872	$ 2,175	$ (8,240)	2,369,432	(20,205)	235,710
Ending Balance (in shares) at Dec. 31, 2014			16,986
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation plan (in shares)		1,013	(1,013)
Shares issued under share-based compensation plan	(536)	$ 10		(546)
Shares repurchased (in shares)		(5,590)	5,590
Shares repurchased	(21,760)		$ (21,760)
Share-based compensation	12,534			12,534
Other comprehensive income (loss)	(3,285)				(3,285)
Net income	126,230					126,230
Ending Balance (in shares) at Dec. 31, 2015		211,207
Ending Balance at Dec. 31, 2015	$ 2,692,055	$ 2,185	$ (30,000)	$ 2,381,420	$ (23,490)	$ 361,940
Ending Balance (in shares) at Dec. 31, 2015			21,563